Nature of operations and business combination - Summary of Purchase Price Allocation (Details) - Peridot Acquisition Corp.	Aug. 10, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Common shares	$ 656,713,740
Total fair value of consideration transferred	656,713,740
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	581,862,621
Warrants	(48,299,987)
Other payables	(29,567,903)
Total fair value of assets acquired and liabilities assumed	503,994,731
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as Listing Fee	152,719,009
Gross proceeds	581,862,621
Transaction-related costs	(26,965,445)
Other payables acquired	(29,567,903)
Net proceeds	$ 525,329,273